PURCHASE COMMITMENTS	9 Months Ended
Sep. 30, 2025
PURCHASE COMMITMENTS
PURCHASE COMMITMENTS

NOTE 11 – PURCHASE COMMITMENTS

As of September 30, 2025 and December 31, 2024, the Company has entered into various purchase commitments with domestic and from abroad amounting to approximately $1,064,194 million and $1,209,381 million, respectively (of which $287,552 million and $231,313 million corresponds to Fixed and intangible assets commitments, respectively). These purchase commitments include those that contain “take or pay” clauses, which force the buyer to purchase a quantity of a product or service in a period, usually annually, or, alternatively, to pay that amount even if it has not been taken or accepted to receive it.